UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds
(Exact name of registrant as specified in charter)

13100 Skyline Blvd
Woodside, California 94062-4547
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

(650) 851-7925
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments.

Purisima Total Return Fund Schedule of Investments November 30, 2006 (Unaudited)

Shares		Value

COMMON STOCKS: 99.0%

Aerospace & Defense: 4.0%
27,400	Embraer-Empresa Brasileira de Aeronautica S.A. - ADR	$1,140,936
137,500	Honeywell International, Inc.	5,909,750
44,800	Lockheed Martin Corp.	4,052,160
82,300	United Technologies Corp.	5,310,819
		16,413,665
Air Freight & Logistics: 1.6%
58,600	FedEx Corp.	6,764,198
Automobiles: 1.5%
252,600	Nissan Motor Co. Ltd. - ADR	6,135,654
Biotechnology: 2.3%
108,600	Celgene Corp. (a)	6,052,278
110,900	Medimmune, Inc. (a)	3,625,321
		9,677,599
Capital Markets: 10.5%
14,545	Ameriprise Financial, Inc.	786,884
165,800	Credit Suisse Group - ADR	10,970,986
44,000	Goldman Sachs Group, Inc.	8,571,200
78,850	Lehman Brothers Holdings, Inc.	5,808,880
94,800	Morgan Stanley	7,219,968
203,550	Nomura Holdings, Inc. - ADR	3,553,983
106,050	UBS AG	6,386,331
		43,298,232
Chemicals: 1.8%
78,200	BASF AG - ADR	7,242,102
Commercial Banks: 5.6%
25,900	Banco Bradesco S.A. - ADR	976,689
444,675	Banco Santander Central Hispano S.A. - ADR	8,128,659
14,800	Kookmin Bank - ADR	1,158,100
459,200	Mitsubishi Ufj Financial Group, Inc. - ADR	5,850,208
538,700	Sumitomo Mitsui Financial Group, Inc. - ADR	5,682,531
19,300	Woori Finance Holdings Co. Ltd. - ADR	1,289,626
		23,085,813
Communications Equipment: 1.3%
239,000	Motorola, Inc.	5,298,630
Computers & Peripherals: 1.4%
269,400	EMC Corp. (a)	3,531,834
50,000	Fujitsu Limited - ADR	2,044,875
		5,576,709
Construction Machinery & Equipment: 1.5%
87,700	Komatsu Ltd. - ADR	6,384,797
Construction Materials: 0.3%
35,400	Cemex S.A. de C.V. - ADR	1,151,916
Consumer Finance: 1.6%
48,825	ORIX Corp. - ADR	6,608,464
Diversified Financial Services: 1.3%
125,927	ING Groep N.V. - ADR	5,388,416
Diversified Telecommunication Services: 0.8%
45,600	Alltel Corp.	2,587,344
47,147	Windstream Corp.	657,229
		3,244,573

Purisima Total Return Fund Schedule of Investments November 30, 2006 (Unaudited)

Shares		Value

Electric Utilities: 3.0%
56,500	American Electric Power Co., Inc.	$2,345,315
81,600	DPL, Inc.	2,281,536
46,600	Edison International	2,142,668
48,100	FirstEnergy Corp.	2,878,304
69,600	PPL Corp.	2,529,960
		12,177,783
Electronic Computers: 0.7%
52,225	Hitachi Ltd. - ADR	3,093,287
Energy Equipment & Services: 6.6%
129,600	Baker Hughes, Inc.	9,516,528
119,800	Schlumberger Ltd.	8,203,904
30,000	Tenaris S.A. - ADR	1,410,300
102,700	Transocean, Inc. (a)	8,005,465
		27,136,197
Food & Staples Retailing: 0.3%
38,300	Wal-Mart De Mexico S.A. de C.V. - ADR	1,431,175
Food Products: 2.2%
83,500	Cadbury Schweppes Plc - ADR	3,466,085
168,200	Groupe Danone - ADR	5,491,730
		8,957,815
Health Care Providers & Services: 1.8%
33,400	Cigna Corp.	4,210,070
71,100	Health Net, Inc. (a)	3,280,554
		7,490,624
Household Durables: 1.0%
219,300	Matsushita Electric Industrial Co. Ltd. - ADR	4,263,192
Household Products: 0.8%
49,725	Procter & Gamble Co.	3,122,233
Industrial Conglomerates: 2.8%
72,550	General Electric Co.	2,559,564
92,150	Siemens AG - ADR	8,795,717
		11,355,281
Insurance: 2.8%
174,550	AXA - ADR	6,636,391
134,875	Millea Holdings, Inc. - ADR	4,816,386
		11,452,777
Investment Advice: 0.8%
160,100	Amvescap Plc - ADR	3,462,963
Machinery: 4.6%
104,500	Caterpillar, Inc.	6,482,135
125,700	Illinois Tool Works, Inc.	5,933,040
152,800	Kubota Corp. - ADR	6,691,112
		19,106,287
Measuring, Analyzing & Controlling Instruments: 0.8%
85,300	Hoya Corp. - ADR	3,363,174
Metals & Mining: 5.3%
21,300	AngloGold Ashanti Ltd. - ADR	1,027,086
102,500	BHP Billiton Ltd. - ADR	4,246,575
52,000	Cia Vale Do Rio Doce - ADR	1,224,600
92,100	Freeport-McMoRan Copper & Gold, Inc.	5,790,327
306,400	Kobe Steel Ltd. - ADR	4,728,916
21,900	Rio Tinto Plc - ADR	4,699,521
		21,717,025

Purisima Total Return Fund Schedule of Investments November 30, 2006 (Unaudited)

Shares/Principal Amount		Value

Metals Service Centers & Offices: 0.8%
12,110	Mitsui & Co. Ltd. - ADR	$3,267,520
Motor Vehicles & Passenger Car Bodies: 0.5%
38,775	Fuji Heavy Industries Ltd. - ADR	2,014,939
Multi-Utilities & Unregulated Power: 0.6%
44,900	Sempra Energy	2,447,050
National Commercial Banks: 1.4%
129,277	Sanpaolo IMI SpA - ADR	5,728,264
Oil & Gas: 12.8%
145,000	Anadarko Petroleum Corp.	7,157,200
59,100	Canadian Natural Resources Ltd.	3,207,357
100,200	ConocoPhillips	6,743,460
68,000	Devon Energy Corp.	4,989,160
74,500	EnCana Corp.	3,889,645
127,200	Occidental Petroleum Corp.	6,403,248
108,300	Royal Dutch Shell Plc - ADR	7,692,549
31,800	Sasol Ltd. - ADR	1,120,950
161,100	Talisman Energy, Inc.	2,709,702
124,008	Total S.A. - ADR	8,861,612
		52,774,883
Petroleum Refining: 1.5%
141,600	E.ON AG - ADR	6,074,640
Pharmaceuticals: 4.7%
92,200	AstraZeneca Plc - ADR	5,337,458
91,450	GlaxoSmithKline Plc - ADR	4,858,738
57,700	Johnson & Johnson	3,803,007
118,450	Merck & Co., Inc.	5,272,210
		19,271,413
Real Estate: 1.9%
18,200	Alexandria Real Estate Equities, Inc.	1,876,056
31,900	AMB Property Corp.	1,954,513
25,400	Camden Property Trust	2,025,142
16,100	Essex Property Trust, Inc.	2,125,844
		7,981,555
Real Estate Investment Trusts: 0.5%
20,418	Public Storage, Inc.	1,965,845
Road & Rail: 1.1%
82,300	Canadian Pacific Railway Ltd.	4,586,579
Semiconductor & Semiconductor Equipment: 2.5%
112,075	KLA-Tencor Corp.	5,790,915
158,950	Texas Instruments, Inc.	4,696,973
		10,487,888
Specialty Retail: 0.8%
103,600	Lowe's Companies, Inc.	3,124,576
Textile Mill Products: 0.9%
47,000	Toray Industries, Inc. - ADR	3,498,939

TOTAL COMMON STOCKS (cost $288,335,532)		407,624,672

SHORT TERM INVESTMENTS: 1.1%

Mutual Funds: 1.1%
$ 4,646,448	SEI Daily Income Trust Government Fund	4,646,448

TOTAL SHORT TERM INVESTMENTS (cost $4,646,448)		4,646,448

Purisima Total Return Fund Schedule of Investments November 30, 2006 (Unaudited)

Value

TOTAL INVESTMENTS (cost $292,981,980): 100.1%	$412,271,120
Liabilities in Excess of Other Assets: (0.1)%	(408,931)
TOTAL NET ASSETS: 100.0%	$411,862,189

ADR - American Depository Receipt.
(a) - Non-income producing security.

+ At November 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$297,282,369
Gross tax unrealized appreciation	117,179,538
Gross tax unrealized depreciation	(2,190,787)
Net tax unrealized appreciation	$114,988,751

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Purisima All-Purpose Fund
Schedule of Investments
November 30, 2006 (Unaudited)

Principal Amount	Value

U.S. TREASURY OBLIGATIONS: 111.0%

U.S. Treasury Bill: 111.0%
30,000 4.820%, 01/18/2007	$29,802

TOTAL U.S. TREASURY OBLIGATIONS (cost $29,802)	29,802

Mutual Funds: 48.2%
$ 12,961 SEI Daily Income Trust Government Fund	12,961

TOTAL MUTUAL FUNDS (cost $12,961)	12,961

TOTAL INVESTMENTS (cost $42,763): 159.2%	42,763
Liabilities in Excess of Other Assets: (59.2)%	(15,909)
TOTAL NET ASSETS: 100.0%	$26,854

+ At November 30, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$42,763
Gross tax unrealized appreciation	-
Gross tax unrealized depreciation	-
Net tax unrealized appreciation	$-

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Purisima Funds

By (Signature and Title) /s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date 1/3/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kenneth L. Fisher
 Kenneth L. Fisher, President

Date 1/3/2007

By (Signature and Title)* /s/ Michael Ricks
 Michael Ricks, Treasurer

Date 1/2/2007

* Print the name and title of each signing officer under his or her signature.